Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Net (loss) income from continuing operations	$ (317.6)	$ 229.8
Items that may be reclassified to net (loss) income
Foreign currency exchange differences on translation of foreign operations	(4.7)	325.3
Net gain (loss) on hedges of net investment in foreign operations	8.0	(112.6)
Reclassification to income of gains on foreign currency exchange differences	(1.6)	(6.4)
Net loss on cash flow hedges	(11.9)	(14.0)
Reclassification to income of losses (gains) on cash flow hedges	5.0	(5.5)
Income taxes	(1.0)	9.9
Items that may be reclassified to net (loss) income	(6.2)	196.7
Items that will never be reclassified to net (loss) income
Remeasurement of defined benefit pension plan obligations	16.0	74.2
Income taxes	(4.2)	(19.7)
Items that will never be reclassified to net (loss) income	11.8	54.5
Other comprehensive income from continuing operations	5.6	251.2
Net income from discontinued operations	21.3	2.1
Other comprehensive (loss) income from discontinued operations	(7.0)	5.8
Total comprehensive (loss) income	(297.7)	488.9
Attributable to:
Equity holders of the Company	(305.4)	475.6
Non-controlling interests	$ 7.7	$ 13.3